Unaudited Condensed Consolidated Statement of Changes in Stockholder’S Deficit - USD ($)	Common Stock Class B COLOMBIER ACQUISITION CORP. II	Common Stock	Additional Paid-in Capital COLOMBIER ACQUISITION CORP. II	Additional Paid-in Capital	Accumulated Deficit COLOMBIER ACQUISITION CORP. II	Accumulated Deficit	Stock Subscription Receivable	Class B COLOMBIER ACQUISITION CORP. II		COLOMBIER ACQUISITION CORP. II	Total
Balance at Sep. 26, 2023
Balance (in Shares) at Sep. 26, 2023
Issuance of Ordinary Shares	$ 432		24,568							25,000
Issuance of Ordinary Shares (in Shares)	4,312,500
Sale of 5,000,000 Public Warrants			5,000,000							5,000,000
Fair value of Private Placement Warrants at issuance			776,333							776,333
Allocated value of transaction costs to Public and Private Placement Warrants			(55,393)							(55,393)
Forfeiture of Founder Shares	$ (7)		7
Forfeiture of Founder Shares (in Shares)	(62,500)
Accretion for Class A Ordinary Shares subject to possible redemption			(5,745,515)		(3,977,632)					(9,723,147)
Net Income (loss)					414,496					414,496
Balance at Dec. 31, 2023	$ 425				(3,563,136)					(3,562,711)
Balance (in Shares) at Dec. 31, 2023	4,250,000							4,250,000	[1]
Accretion for Class A Ordinary Shares subject to possible redemption					(2,085,155)					(2,085,155)
Net Income (loss)					1,660,079					1,660,079
Balance at Mar. 31, 2024	$ 425				(3,988,212)					(3,987,787)
Balance (in Shares) at Mar. 31, 2024	4,250,000
Balance at Dec. 31, 2023	$ 425				(3,563,136)					(3,562,711)
Balance (in Shares) at Dec. 31, 2023	4,250,000							4,250,000	[1]
Accretion for Class A Ordinary Shares subject to possible redemption					(7,634,717)					(7,634,717)
Net Income (loss)					5,758,466					5,758,466
Balance at Dec. 31, 2024	$ 425			$ 100	(5,439,387)	$ (890)	$ (100)			(5,438,962)	$ (890)
Balance (in Shares) at Dec. 31, 2024	4,250,000	1,000						4,250,000	[1]		1,000
Balance at Dec. 29, 2024
Issuance of Ordinary Shares				100			(100)
Issuance of Ordinary Shares (in Shares)		1,000
Net Income (loss)						(890)					(890)
Balance at Dec. 31, 2024	$ 425			100	(5,439,387)	(890)	(100)			(5,438,962)	$ (890)
Balance (in Shares) at Dec. 31, 2024	4,250,000	1,000						4,250,000	[1]		1,000
Accretion for Class A Ordinary Shares subject to possible redemption					(1,860,128)					(1,860,128)
Net Income (loss)					(48,958)	(38,904)				(48,958)	$ (38,904)
Balance at Mar. 31, 2025	$ 425			$ 100	$ (7,348,473)	$ (39,794)	$ (100)			$ (7,348,048)	$ (39,794)
Balance (in Shares) at Mar. 31, 2025	4,250,000	1,000						4,250,000			1,000

[1]	On November 20, 2023, the Company effectuated a share capitalization in the form of a share dividend of approximately 0.15384615 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue, resulting in the Sponsor holding an aggregate of 4,312,500 Class B Ordinary Shares. On November 24, 2023, as a result of the underwriters’ election to partially exercise their over-allotment option, 62,500 Founder Shares were forfeited resulting in the Sponsor holding 4,250,000 Founder Shares (see Note 5).